General Information (Tables)	12 Months Ended
Dec. 31, 2018
General Information [Abstract]
Schedule of Consolidated Subsidiaries

The accompanying consolidated financial statements include the accounts of Gravity and the consolidated subsidiaries (collectively referred to as the “Company”). Details of the consolidated subsidiaries as of December 31, 2018 and 2017 are as follows:

		Ownership interest held by the Gravity (%)
Subsidiary	Location	2018	2017	Main business
NeoCyon, Inc.(*1)	Korea	98.73%	96.11%	Mobile game development and service
Gravity Interactive, Inc	U.S.A.	100.00%	100.00%	Online and mobile game services
Gravity Games Corp(*2)	Korea	-%	85.50%	Online game development
Gravity Entertainment Corp	Japan	100.00%	100.00%	Animation production, distribution, and game services
Gravity Communications Co., Ltd.(*3)	Taiwan	100.00%	-%	Online and mobile game services

(*1)	In 2018, the Company additionally acquired the share capital of NeoCyon, Inc. through additional capital increase.
(*2)	Gravity Games Corp. was excluded from the consolidation during the year ended December 31, 2018 due to liquidation.
(*3)	Gravity Communications Co.,Ltd. was newly established in 2018.